Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–158.46%(a)
California–151.04%
ABAG Finance Authority for Non-profit Corps. (Sharp Healthcare);
Series 2012 A, RB	5.00%	08/01/2027	$ 1,000	$ 1,067,740
Series 2014 A, RB	5.00%	08/01/2043	2,000	2,195,620
Alhambra Unified School District (Election of 2004);
Series 2009 B, GO Bonds (INS - AGC)(b)(c)	0.00%	08/01/2035	1,120	791,078
Series 2009 B, GO Bonds (INS - AGC)(b)(c)	0.00%	08/01/2036	1,805	1,230,523
Anaheim City School District (Election of 2002); Series 2007, GO Bonds (INS - NATL)(b)(c)	0.00%	08/01/2024	4,970	4,834,766
Bay Area Toll Authority (San Francisco Bay Area);
Series 2017 F-1, RB(d)	5.00%	04/01/2056	6,600	7,731,438
Series 2017, Ref. RB	4.00%	04/01/2037	3,365	3,791,345
Series 2017, Ref. RB	4.00%	04/01/2049	1,240	1,362,102
Bay Area Water Supply & Conservation Agency; Series 2013 A, RB	5.00%	10/01/2034	3,500	3,926,860
Beverly Hills Unified School District (Election of 2008);
Series 2009, GO Bonds(c)	0.00%	08/01/2026	1,245	1,176,351
Series 2009, GO Bonds(c)	0.00%	08/01/2028	3,000	2,727,870
Series 2009, GO Bonds(c)	0.00%	08/01/2031	2,010	1,692,681
Series 2009, GO Bonds(c)	0.00%	08/01/2032	430	350,527
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS - AGM)(b)	5.50%	08/01/2020	1,405	1,410,676
California (County of), CA Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(c)	0.00%	06/01/2055	22,950	1,459,391
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006, RB(e)	5.70%	06/01/2046	5,545	5,547,883
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB(c)	0.00%	06/01/2046	10,000	2,194,400
California (State of);
Series 2004 A-3, VRD GO Bonds(f)	0.01%	05/01/2034	1,200	1,200,000
Series 2010, GO Bonds	5.25%	11/01/2040	4,340	4,420,160
Series 2011, GO Bonds	5.00%	09/01/2032	3,050	3,222,447
Series 2011, GO Bonds	5.00%	10/01/2041	3,500	3,699,850
Series 2012, GO Bonds	5.00%	04/01/2042	4,000	4,291,200
Series 2013, GO Bonds	5.00%	04/01/2037	11,080	12,253,261
Series 2013, Ref. GO Bonds	5.25%	09/01/2030	5,000	5,709,450
Series 2016, GO Bonds(d)	5.00%	09/01/2045	6,600	7,915,776
Series 2017, Ref. GO Bonds	5.00%	08/01/2035	2,630	3,212,229
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.25%	05/01/2048	1,335	1,365,291
California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	4,145	4,312,790
California (State of) Community Housing Agency (Serenity at Larkspur); Series 2020 A, RB(g)	5.00%	02/01/2050	1,500	1,565,340
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006 C, RB(c)	0.00%	06/01/2046	15,455	2,710,189
California (State of) Department of Water Resources (Central Valley); Series 2012 AN, RB(h)(i)	5.00%	12/01/2022	1,600	1,793,344
California (State of) Educational Facilities Authority (Art Center College of Design); Series 2018 A, Ref. RB	5.00%	12/01/2044	2,500	2,624,275
California (State of) Educational Facilities Authority (Chapman University); Series 2015, RB	5.00%	04/01/2045	2,180	2,387,623
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2042	3,285	3,590,965
California (State of) Educational Facilities Authority (Stanford University); Series 2010, RB(d)	5.25%	04/01/2040	8,940	14,092,748
California (State of) Health Facilities Financing Authority; Series 2019, RB	5.00%	11/15/2049	3,310	3,820,137
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2017 A, Ref. RB	5.00%	08/15/2047	3,285	3,633,735
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford);
Series 2012, RB(d)	5.00%	08/15/2051	12,000	12,694,920
Series 2017, RB	4.00%	11/15/2047	1,090	1,178,672
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2013 A, RB	5.00%	07/01/2037	5,000	5,490,450
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB(h)(i)	5.25%	11/15/2021	$ 4,000	$ 4,292,280
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2012-XM0481, RB(d)	5.25%	08/15/2031	10,000	10,461,200
California (State of) Housing Finance Agency;
Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	3,647	3,727,270
Series 2019 A-1, RB	4.25%	01/15/2035	3,271	3,388,639
California (State of) Housing Finance Agency (Verdant at Green Valley); Series 2019 A, RB(g)	5.00%	08/01/2049	2,640	2,750,167
California (State of) Municipal Finance Authority;
Series 2019 A, Ref. RB(g)	5.00%	11/01/2029	180	199,253
Series 2019 A, Ref. RB(g)	5.00%	11/01/2039	275	290,087
Series 2019 A, Ref. RB(g)	5.00%	11/01/2049	300	310,557
California (State of) Municipal Finance Authority (Albert Einstein Academies); Series 2013, RB	6.75%	08/01/2033	1,555	1,692,851
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2046	2,250	2,344,680
California (State of) Municipal Finance Authority (Bella Mente Montessori Academy);
Series 2018 A, RB(g)	5.00%	06/01/2038	560	566,625
Series 2018 A, RB(g)	5.00%	06/01/2048	1,340	1,329,012
California (State of) Municipal Finance Authority (California Baptist University); Series 2016 A, RB(g)	5.00%	11/01/2046	1,200	1,204,524
California (State of) Municipal Finance Authority (Caritas Affordable Housing, Inc.); Series 2014 A, RB	5.25%	08/15/2049	3,700	3,997,369
California (State of) Municipal Finance Authority (Caritas Projects); Series 2017 A, Ref. RB	4.00%	08/15/2042	2,055	2,127,788
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing Project); Series 2018, RB	5.00%	05/15/2043	3,350	3,622,187
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(b)	5.00%	05/15/2049	2,840	3,151,065
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2042	375	420,903
Series 2017 A, Ref. RB	5.00%	02/01/2047	3,620	4,037,168
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2017 A, Ref. RB	5.00%	07/01/2047	1,500	1,657,080
California (State of) Municipal Finance Authority (Humangood Obligation Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	3,305	3,398,631
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB(j)	5.00%	12/31/2038	3,995	4,387,269
California (State of) Municipal Finance Authority (Mt. San Antonio Gardens); Series 2019, Ref. RB	5.00%	11/15/2049	1,200	1,189,008
California (State of) Municipal Finance Authority (Orange County Civic Center); Series 2017 A, RB(d)	5.00%	06/01/2042	10,380	12,166,087
California (State of) Municipal Finance Authority (Palmdale Aerospace Academy (The)); Series 2018 A, RB(g)	5.00%	07/01/2049	1,200	1,183,656
California (State of) Municipal Finance Authority (Touro College and University System); Series 2014 A, RB	5.25%	01/01/2040	1,150	1,201,658
California (State of) Municipal Finance Authority (Town and Country Manor); Series 2019, Ref. RB (INS - Cal-Mortgage)(b)	5.00%	07/01/2049	1,250	1,512,538
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing); Series 2019, RB (INS - BAM)(b)	5.00%	05/15/2025	500	564,850
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(j)	4.00%	07/15/2029	5,620	5,408,238
California (State of) Municipal Finance Authority (University of La Verne); Series 2017 A, Ref. RB	5.00%	06/01/2043	1,150	1,292,749
California (State of) Municipal Finance Authority (William Jessup University);
Series 2019, Ref. RB	5.00%	08/01/2039	500	505,465
Series 2019, Ref. RB	5.00%	08/01/2048	2,700	2,658,096
California (State of) Pollution Control Finance Authority;
Series 2012, RB(g)(j)	5.00%	07/01/2027	2,500	2,617,600
Series 2012, RB(g)(j)	5.00%	07/01/2037	6,000	6,182,580
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/2040	5,000	5,016,350
California (State of) Public Works Board (Judicial Council of California); Series 2013 A, RB	5.00%	03/01/2038	5,450	5,962,082
California (State of) Public Works Board (Various Capital); Series 2012 G, Ref. RB	5.00%	11/01/2032	1,500	1,649,220
California (State of) Public Works Board (Various State Universities);
Series 2013 H, RB(h)(i)	5.00%	09/01/2023	8,345	9,640,812
Series 2013 H, RB(h)(i)	5.00%	09/01/2023	2,000	2,310,560
California (State of) School Finance Authority (Alliance for College-Ready Public Schools);
Series 2013 A, RB	6.30%	07/01/2043	2,000	2,158,380
Series 2015, RB(g)	5.00%	07/01/2045	2,635	2,752,758
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (Aspire Public Schools);
Series 2015 A, Ref. RB(g)	5.00%	08/01/2045	$ 600	$ 623,760
Series 2016, Ref. RB(g)	5.00%	08/01/2046	1,500	1,558,620
California (State of) School Finance Authority (Granada Hills Charter Obligated Group); Series 2019, RB(g)	5.00%	07/01/2054	1,900	1,973,891
California (State of) School Finance Authority (Green Dot Public Schools); Series 2018 A, RB(g)	5.00%	08/01/2048	1,750	1,855,087
California (State of) School Finance Authority (KIPP LA);
Series 2014 A, RB	5.00%	07/01/2034	600	637,500
Series 2014 A, RB	5.13%	07/01/2044	750	789,075
Series 2015 A, RB(g)	5.00%	07/01/2045	1,150	1,213,825
California (State of) School Finance Authority (Kipp Socal Public Schools); Series 2019 A, RB(g)	5.00%	07/01/2039	750	825,405
California (State of) School Finance Authority (New Designs Charter School);
Series 2012 A, RB	5.25%	06/01/2032	3,080	3,133,068
Series 2012, RB	5.50%	06/01/2042	450	455,333
California (State of) Statewide Communities Development Authority; Series 2011, RB(h)(i)	6.75%	07/01/2021	1,425	1,524,394
California (State of) Statewide Communities Development Authority (Adventist Health System);
Series 2015, Ref. RB	5.00%	03/01/2033	1,730	2,004,447
Series 2015, Ref. RB	5.00%	03/01/2045	5,585	6,279,774
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools); Series 2012 A, RB	6.37%	07/01/2047	2,060	2,118,257
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2014 A, RB	6.37%	11/01/2043	4,035	4,340,490
Series 2017 A, Ref. RB(g)	5.00%	11/01/2041	1,000	1,011,690
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB(h)(i)	5.25%	11/01/2020	4,325	4,416,387
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,500	1,539,120
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017, Ref. RB	5.00%	04/01/2047	4,580	5,173,522
California (State of) Statewide Communities Development Authority (Henry Mayo Newhall Memorial Hospital); Series 2014 A, RB (INS - AGM)(b)	5.25%	10/01/2043	1,500	1,664,325
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2016 A, Ref. RB	5.00%	08/15/2051	1,250	1,429,438
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/2042	5,000	5,290,750
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing);
Series 2016, Ref. RB(g)	5.00%	06/01/2046	2,000	1,940,560
Series 2019, RB(g)	5.00%	06/01/2039	375	370,024
Series 2019, RB(g)	5.00%	06/01/2051	1,145	1,086,330
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.50%	12/01/2054	3,500	3,595,130
California (State of) Statewide Communities Development Authority (Methodist Hospital of Southern California); Series 2018; RB	5.00%	01/01/2048	1,005	1,123,329
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts);
Series 2019, RB(g)	5.25%	07/01/2039	910	917,808
Series 2019, RB(g)	5.25%	07/01/2049	2,500	2,470,475
California (State of) Statewide Communities Development Authority (Pacific Highlands Ranch); Series 2019, RB	5.00%	09/02/2049	1,000	1,099,070
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB(d)	5.00%	12/01/2041	10,090	10,804,170
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2017, RB	5.00%	05/15/2050	3,500	3,667,230
California (State of) Statewide Finance Authority (Pooled Tobacco Securitization); Series 2006 A, RB(c)	0.00%	06/01/2046	17,000	3,432,300
California Health Facilities Financing Authority; Series 2020-XF2867, Ctfs.(d)	4.00%	08/15/2050	12,000	13,637,760
California Infrastructure & Economic Development Bank; Series 2003 A, RB(h)(i)	5.00%	01/01/2028	1,500	1,960,650
California Infrastructure & Economic Development Bank (Independent System Operator Corp.); Series 2013, Ref. RB	5.00%	02/01/2039	3,000	3,263,130
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California Municipal Finance Authority (UCR North District Phase 1 Student);
Series 2019, RB (INS - BAM)(b)	5.00%	05/15/2023	$ 400	$ 434,356
Series 2019, RB (INS - BAM)(b)	5.00%	05/15/2052	2,375	2,630,336
California Public Finance Authority (Henry Mayo Newhall Hospital); Series 2017, Ref. RB	5.00%	10/15/2047	2,750	2,970,192
California State University;
Series 2012 A, RB(d)	5.00%	11/01/2037	2,010	2,205,895
Series 2015 A, Ref. RB	5.00%	11/01/2043	3,000	3,572,430
California Statewide Communities Development Authority;
Series 2017, RB	5.00%	09/02/2037	650	697,957
Series 2017, RB	5.00%	09/02/2046	715	756,770
Cerritos Community College District (Election of 2012); Series 2018 B, GO Bonds	4.00%	08/01/2043	3,665	4,166,409
Chino Valley Unified School District; Series 2020 B, GO Bonds	5.00%	08/01/2055	3,875	4,937,060
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(b)(c)	0.00%	08/01/2029	625	542,800
Compton (City of), CA; Series 2009, RB	6.00%	08/01/2039	1,750	1,755,267
Compton Unified School District; Series 2019 B, GO Bonds (INS - BAM)(b)	4.00%	06/01/2049	2,705	3,023,027
Corona-Norco Unified School District (Community Facilities District No. 98-1);
Series 2013, Ref. RB	5.00%	09/01/2027	1,000	1,148,840
Series 2013, Ref. RB	5.00%	09/01/2029	1,720	1,971,189
Series 2013, Ref. RB	5.00%	09/01/2032	1,000	1,142,560
Daly City (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	1,800	1,801,512
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, GO Bonds(c)	0.00%	08/01/2039	4,420	2,777,616
Series 2009, GO Bonds(c)	0.00%	08/01/2048	2,860	1,330,615
Eden (Township of), CA Healthcare District;
Series 2010, Ref. COP(h)(i)	6.00%	06/01/2020	1,500	1,500,000
Series 2010, Ref. COP(h)(i)	6.12%	06/01/2020	500	500,000
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds(c)	0.00%	08/01/2031	2,735	2,290,480
Series 2009 A, GO Bonds(c)	0.00%	08/01/2033	615	483,421
Escondido Union School District (Election of 2014); Series 2018 B, GO Bonds	4.00%	08/01/2047	3,310	3,745,298
Fontana (City of), CA Community Facilities District No. 22 (Sierra Hills South); Series 2014, Ref. RB	5.00%	09/01/2034	1,000	1,082,960
Foothill-De Anza Community College District; Series 2011 C, GO Bonds(d)	5.00%	08/01/2040	13,500	14,267,610
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, RB(c)(h)	0.00%	01/01/2027	2,950	2,799,019
Series 2015, Ref. RB (INS - AGM)(b)(c)	0.00%	01/15/2035	6,245	4,033,833
Fremont Community Facilities District No. 1 (Pacific Commons);
Series 2015, Ref. RB	5.00%	09/01/2035	1,880	2,055,385
Series 2015, Ref. RB	5.00%	09/01/2045	2,095	2,248,480
Garden Grove (City of), CA Agency for Community Development; Series 2008, RN	6.00%	10/01/2027	1,125	1,125,529
Gilroy Unified School District (Election of 2008);
Series 2009 A, GO Bonds(c)(h)	0.00%	08/01/2029	85	76,382
Series 2009 A, GO Bonds (INS - AGC)(b)(c)	0.00%	08/01/2029	665	588,678
Golden State Tobacco Securitization Corp.;
Series 2013 A, RB	5.00%	06/01/2030	3,000	3,328,200
Series 2015 A, Ref. RB	5.00%	06/01/2040	1,805	2,071,490
Series 2015 A, Ref. RB	5.00%	06/01/2045	2,200	2,507,098
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	1,500	1,769,940
Series 2018 A-1, Ref. RB	5.00%	06/01/2047	18,290	18,304,815
Grossmont Union High School District (Election of 2004); Series 2006, GO Bonds (INS - NATL)(b)(c)	0.00%	08/01/2024	3,000	2,900,280
Inland Empire Tobacco Securitization Authority;
Series 2007 C-1, RB(c)	0.00%	06/01/2036	15,000	5,287,650
Series 2007 C-2, RB(c)	0.00%	06/01/2047	35,000	5,783,400
Inland Empire Tobacco Securitization Corp.; Series 2019, Ref. RB	3.68%	06/01/2038	3,685	3,560,410
Irvine (City of), CA (Reassessment District No. 12-1);
Series 2012, RB	5.00%	09/02/2024	1,145	1,247,386
Series 2012, RB	5.00%	09/02/2025	500	543,515
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Irvine (City of), CA (Reassessment District No. 13-1);
Series 2012, RB	5.00%	09/02/2025	$ 355	$ 400,486
Series 2012, RB	5.00%	09/02/2026	400	449,672
Series 2012, RB	5.00%	09/02/2027	325	364,423
Series 2012, RB	5.00%	09/02/2028	350	391,969
Series 2012, RB	5.00%	09/02/2029	705	788,867
Irvine (City of), CA Community Facilities District No. 2013-3 (Great Park Improvement Area No. 1);
Series 2014, RB	5.00%	09/01/2044	1,055	1,136,773
Series 2014, RB	5.00%	09/01/2049	1,055	1,133,133
Irvine Ranch Water District; Series 2016, RB(d)	5.25%	02/01/2046	8,175	10,047,811
Irvine Unified School District (Community Facilities District No. 01-1); Series 2015, Ref. RB (INS - BAM)(b)	5.00%	09/01/2038	1,500	1,727,340
Irvine Unified School District (Community Facilities District No. 09-1);
Series 2017 B, RB	5.00%	09/01/2047	500	566,065
Series 2018 A, Ref. RB	5.00%	09/01/2049	1,575	1,777,277
Irvine Unified School District (District No. 09-1); Series 2019 A, RB (INS - BAM)(b)	4.00%	09/01/2054	1,000	1,095,600
La Quinta (City of), CA Successor Agency to the Redevelopment Agency (Areas No. 1 and 2);
Series 2013 A, Ref. RB	5.00%	09/01/2027	1,000	1,123,260
Series 2013 A, Ref. RB	5.00%	09/01/2028	4,000	4,471,120
Long Beach (City of), CA;
Series 2010 A, RB	5.00%	06/01/2040	1,590	1,594,420
Series 2015, RB	5.00%	05/15/2026	1,000	1,075,970
Series 2015, RB	5.00%	05/15/2045	4,185	4,222,121
Long Beach (City of), CA (Long Beach Towne Center); Series 2008, RB	5.75%	10/01/2025	2,000	2,026,960
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	1,480	2,091,166
Long Beach Unified School District; Series 2012, Ref. GO Bonds(d)	5.00%	08/01/2031	11,625	12,740,651
Los Alamitos Unified School District; Series 2013, GO Bonds(e)	6.01%	08/01/2040	3,340	3,572,497
Los Angeles (City of), CA Community Facilities District No. 4 (Playa Vista - Phase 1);
Series 2014, Ref. RB	5.00%	09/01/2029	985	1,163,226
Series 2014, Ref. RB	5.00%	09/01/2030	985	1,161,414
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2010 A, RB(d)	5.00%	05/15/2035	3,249	3,287,631
Series 2010 D, RB(d)	5.25%	05/15/2033	5,950	6,017,235
Series 2017 A, RB(j)	5.00%	05/15/2037	1,500	1,729,545
Series 2017 A, RB(j)	5.00%	05/15/2042	1,000	1,140,800
Series 2019 F, RB(j)	5.00%	05/15/2044	2,000	2,337,240
Los Angeles (City of), CA Department of Water & Power;
Series 2011 A, RB(h)(i)	5.00%	07/01/2021	130	136,790
Series 2011 A, RB	5.25%	07/01/2039	2,000	2,052,380
Series 2012 A, RB(d)	5.00%	07/01/2043	5,250	5,674,725
Series 2012-XM0482, RB(d)	5.00%	06/01/2032	10,000	10,915,700
Series 2013 B, RB	5.00%	07/01/2027	3,000	3,425,940
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program); Series 1999 A, COP (INS - AMBAC)(b)(c)	0.00%	08/01/2026	1,200	1,094,928
Lucia Mar Unified School District; Series 2020 C, GO Bonds	4.00%	08/01/2049	2,500	2,890,800
Marin (County of), CA Water District Financing Authority;
Series 2012 A, RB(h)	5.00%	07/01/2044	4,000	4,394,040
Series 2017, RB(d)	5.00%	07/01/2047	6,035	7,283,340
Menifee Union School District;
Series 2019, RB	5.00%	09/01/2049	1,035	1,118,162
Series 2019, RB	5.00%	09/01/2049	1,600	1,723,424
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(b)(c)	0.00%	08/01/2034	850	640,033
Modesto (City of), CA (Community Center Refinancing); Series 1993 A, COP (INS - AMBAC)(b)	5.00%	11/01/2023	2,450	2,449,902
Moorpark Unified School District (Election of 2008); Series 2009 A, GO Bonds (INS - AGC)(b)(c)	0.00%	08/01/2031	2,000	1,652,840
Moreland School District (Crossover Series 14); Series 2006 C, Ref. GO Bonds (INS - AMBAC)(b)(c)	0.00%	08/01/2029	1,250	1,090,538
M-S-R Energy Authority; Series 2009 B, RB	6.12%	11/01/2029	995	1,244,287
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(e)	6.25%	08/01/2043	4,000	4,247,120
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Murrieta (City of), CA Public Financing Authority;
Series 2012, Ref. RB	5.00%	09/01/2025	$ 975	$ 1,055,672
Series 2012, Ref. RB	5.00%	09/01/2026	1,000	1,079,370
Murrieta Valley Unified School District Public Financing Authority (Election of 2006); Series 2008, GO Bonds (INS - AGM)(b)(c)	0.00%	09/01/2031	6,670	5,431,981
National City (City of), CA Community Development Commission (National City Redevelopment); Series 2011, RB(h)(i)	7.00%	08/01/2021	750	808,755
North Orange County Community College District (Election of 2014); Series 2019 B, GO Bonds	4.00%	08/01/2044	2,500	2,926,350
Northern California Power Agency (Hydroelectric No. 1); Series 2012, Ref. RB	5.00%	07/01/2032	1,700	1,827,670
Northern California Tobacco Securitization Authority; Series 2005 A-1, RB	5.38%	06/01/2038	1,075	1,075,054
Northern California Transmission Agency (California-Oregon Transmission); Series 2016, Ref. RB	5.00%	05/01/2039	1,500	1,759,710
Norwalk-La Mirada Unified School District; Series 2005 B, GO Bonds (INS - AGM)(b)(c)	0.00%	08/01/2029	6,000	5,287,260
Oak Grove School District (Election of 2008); Series 2009 A, GO Bonds(c)	0.00%	08/01/2028	670	603,322
Oakland (Port of), CA; Series 2012 P, Ref. RB(j)	5.00%	05/01/2028	3,000	3,172,140
Oakland Unified School District (County of Alameda); Series 2015 A, GO Bonds	5.00%	08/01/2040	2,430	2,801,766
Oceanside (City of), CA Public Financing Authority (El Corazon Aquatics Center); Series 2019, RB	4.00%	11/01/2044	5,155	5,793,704
Orange (County of), CA Community Facilities District No. 2004-1 (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,060,080
Series 2014 A, Ref. RB	5.00%	08/15/2034	1,000	1,059,750
Orange (County of), CA Community Facilities District No. 2015-1 (Esencia Village);
Series 2015 A, RB	5.00%	08/15/2035	270	298,034
Series 2015 A, RB	5.25%	08/15/2045	3,555	3,896,280
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	3,000	3,290,790
Oroville (City of), CA (Oroville Hospital);
Series 2019, RB	5.25%	04/01/2039	1,175	1,254,606
Series 2019, RB	5.25%	04/01/2049	5,835	6,121,790
Palomar Community College District; Series 2010, GO Bonds(e)	6.37%	08/01/2045	6,670	7,176,787
Planada Elementary School District (Election of 2008); Series 2009 B, GO Bonds (INS - AGC)(b)(c)	0.00%	07/01/2049	8,440	3,486,564
Poway Unified School District (Del Sur East II); Series 2020, RB (INS - AGM)(b)	4.00%	09/01/2050	2,500	2,717,200
Rancho Cordova (City of), CA Community Facilities District No. 2003-1 (Sunridge Anatolia);
Series 2012, Ref. RB	5.00%	09/01/2032	1,425	1,505,712
Series 2012, Ref. RB	5.00%	09/01/2037	1,495	1,570,632
Regents of the University of California;
Series 2013 AI, RB(d)	5.00%	05/15/2038	6,000	6,692,400
Series 2016 L, Ref. RB(d)	5.00%	05/15/2041	6,580	7,666,358
Riverside (County of), CA Community Facilities District No. 07-2 (Clinton Keith);
Series 2015, RB	5.00%	09/01/2040	2,760	3,020,351
Series 2015, RB	5.00%	09/01/2044	1,500	1,633,200
Riverside (County of), CA Public Financing Authority (Desert Communities and Interstate 215 Corridor); Series 2017 A, Ref. RB (INS - BAM)(b)	5.00%	10/01/2035	1,370	1,672,291
Riverside (County of), CA Transportation Commission; Series 2010 A, RB(h)(i)	5.00%	06/01/2020	2,000	2,000,000
Romoland School District Community Facilities No. 2004-1; Series 2015, Ref. RB	5.00%	09/01/2038	1,660	1,818,679
Roseville Joint Union High School District; Series 1995 B, GO Bonds (INS - NATL)(b)(c)	0.00%	06/01/2020	320	320,000
Sacramento (City of), CA (Convention Center Complex); Series 2018 A, RB	5.00%	06/01/2048	3,000	3,366,540
Sacramento (City of), CA Municipal Utility District;
Series 2011 X, Ref. RB(h)(i)	5.00%	08/15/2021	730	771,982
Series 2011 X, Ref. RB	5.00%	08/15/2027	2,120	2,238,826
Sacramento (County of), CA;
Series 2010, RB	5.00%	07/01/2040	5,000	5,014,250
Series 2018 C, Ref. RB(j)	5.00%	07/01/2039	3,315	3,832,140
Sacramento (County of), CA Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2011 A, Ref. RB	5.00%	12/01/2026	1,500	1,604,385
Sacramento Municipal Utility District; Series 2020-XF0944, Ctfs.(d)	4.00%	08/15/2045	12,000	14,253,960
San Diego (City of), CA Public Facilities Financing Authority; Subseries 2012 A, Ref. RB(h)(i)	5.00%	08/01/2022	2,920	3,219,125
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement); Series 2012 A, RB	5.00%	04/15/2037	3,000	3,226,410
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/2025	2,175	2,185,027
San Diego (City of), CA Regional Building Authority (County Operations Center); Series 2016 A, Ref. RB	5.00%	10/15/2035	1,500	1,753,080
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of), CA Regional Airport Authority;
Series 2010 A, RB	5.00%	07/01/2034	$ 4,880	$ 4,897,861
Series 2010 A, RB	5.00%	07/01/2040	2,500	2,509,150
Series 2019 A, Ref. RB	5.00%	07/01/2049	2,740	3,271,094
Series 2019 B, Ref. RB(j)	4.00%	07/01/2044	1,000	1,073,540
San Diego (County of), CA Regional Transportation Commission; Series 2014 A, RB(d)	5.00%	04/01/2048	7,020	8,231,652
San Francisco (City & County of), CA Airport Commission; Series 2010 F, RB	5.00%	05/01/2040	3,990	4,001,012
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB(j)	5.00%	05/01/2023	3,000	3,103,560
Series 2011 F, Ref. RB(j)	5.00%	05/01/2025	5,000	5,168,400
Series 2011 G, Ref. RB(h)(i)	5.25%	05/03/2021	2,170	2,269,364
Series 2011 G, Ref. RB	5.25%	05/01/2028	830	863,092
Series 2018 D, RB(d)(j)	5.25%	05/01/2048	10,500	12,240,480
Series 2019 E, RB(j)	5.00%	05/01/2050	3,515	4,071,846
San Francisco (City & County of), CA Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, RB(d)	5.00%	11/01/2036	6,300	6,730,479
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay North Redevelopment);
Series 2011 C, RB(h)(i)	6.50%	02/01/2021	400	416,488
Series 2011 C, RB(h)(i)	6.75%	02/01/2021	500	521,440
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency (Mission Bay South Redevelopment);
Series 2014 A, RB	5.00%	08/01/2026	220	252,094
Series 2014 A, RB	5.00%	08/01/2028	370	420,982
Series 2014 A, RB	5.00%	08/01/2029	450	509,544
Series 2014 A, RB	5.00%	08/01/2032	785	877,716
Series 2014 A, RB	5.00%	08/01/2033	375	418,016
Series 2014 A, RB	5.00%	08/01/2043	1,000	1,093,080
San Francisco (City & County of), CA Successor Agency to the Redevelopment Agency Community Facilities District No. 6 (Mission Bay South Public Improvements); Series 2013 A, Ref. RB	5.00%	08/01/2033	1,635	1,717,796
San Francisco (City & County of), Redevelopment Agency Successor Agency (Hunters Point Shipyard Phase One Improvements); Series 2014, RB	5.00%	08/01/2044	1,685	1,759,612
San Francisco (City of), CA Bay Area Rapid Transit District;
Series 2010, Ref. RB(h)(i)	5.00%	07/01/2020	1,000	1,003,870
Series 2012 A, RB(h)(i)	5.00%	07/01/2022	6,565	7,218,939
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2004); Series 2013 C, GO Bonds(d)	5.00%	08/01/2037	5,000	5,756,550
San Francisco (City of), CA Bay Area Rapid Transit District (Election of 2016 Green Bond); Series 2017 A-1, GO Bonds(d)	5.00%	08/01/2047	6,575	7,944,375
San Francisco (City of), CA Public Utilities Commission; Series 2012, RB(h)(i)	5.00%	05/01/2022	5,000	5,463,250
San Joaquin Hills Transportation Corridor Agency; Series 2014 A, Ref. RB	5.00%	01/15/2044	3,275	3,510,178
San Jose (City of), CA Financing Authority (Civic Center); Series 2013 A, Ref. RB	5.00%	06/01/2039	5,000	5,419,900
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, GO Bonds (INS - AGM)(b)(c)	0.00%	09/01/2032	1,000	834,330
San Luis Obispo (County of), CA Financing Authority (Lopez Dam Improvement); Series 2011 A, Ref. RB (INS - AGM)(b)	5.00%	08/01/2030	2,500	2,637,750
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program); Series 2019, RB	5.00%	08/01/2049	3,330	4,222,573
Sanger Unified School District; Series 1999, Ref. GO Bonds (INS - NATL)(b)	5.60%	08/01/2023	410	432,103
Santa Ana Unified School District (Financing Project); Series 1999, COP (INS - AGM)(b)(c)	0.00%	04/01/2036	1,000	658,420
Santa Clarita Community College District; Series 2019, GO Bonds	3.00%	08/01/2044	2,370	2,473,427
Santa Margarita Water District (Community Facilities District No. 2013-1);
Series 2013, RB	5.63%	09/01/2036	1,915	2,066,362
Series 2013, RB	5.63%	09/01/2043	2,880	3,086,496
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(c)	0.00%	06/01/2036	7,000	2,882,180
Simi Valley Unified School District (Election of 2004);
Series 2007 C, GO Bonds (INS - AGM)(b)(c)	0.00%	08/01/2028	1,520	1,367,620
Series 2007 C, GO Bonds (INS - AGM)(b)(c)	0.00%	08/01/2029	5,000	4,390,050
Series 2007 C, GO Bonds (INS - AGM)(b)(c)	0.00%	08/01/2030	1,210	1,035,990
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
South Orange (County of), CA Public Financing Authority (Ladera Ranch);
Series 2014 A, Ref. RB	5.00%	08/15/2028	$ 750	$ 801,998
Series 2014 A, Ref. RB	5.00%	08/15/2029	900	961,290
Series 2014 A, Ref. RB	5.00%	08/15/2030	1,000	1,066,730
Series 2014 A, Ref. RB	5.00%	08/15/2032	1,680	1,785,504
Series 2014 A, Ref. RB	5.00%	08/15/2033	1,000	1,061,580
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011 1, RB(d)	5.25%	07/01/2031	2,850	2,996,234
Series 2011-1, RB(d)	5.25%	07/01/2029	2,850	2,997,516
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	2,500	2,824,500
State of California;
Series 2020-XF0933, Ctfs.(d)	4.00%	03/01/2046	2,000	2,355,300
Series 2020-XF0933, Ctfs.(d)	4.00%	03/01/2050	7,000	8,206,030
Tejon Ranch Public Facilities Financing Authority Community Facilities District No. 2008-1 (Tejon Industrial Complex Public Improments -East); Series 2012 B, RB	5.25%	09/01/2042	1,500	1,568,970
Tustin (City of), CA Public Financing Authority; Series 2011 A, RB(h)(i)	5.00%	04/01/2021	3,500	3,642,030
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. RB (INS - BAM)(b)	5.00%	09/01/2038	7,000	8,167,880
University of California;
Series 2013 AL-2, Ref. VRD RB(f)	0.01%	05/15/2048	1,400	1,400,000
Series 2020-XF0921, Ctfs.(d)	5.00%	05/15/2048	10,000	12,293,000
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(b)(c)	0.00%	08/01/2025	5,000	4,728,800
West Sacramento (City of), CA; Series 2019, RB	5.00%	09/01/2049	1,000	1,081,960
William S. Hart Union High School District (Election of 2008); Series 2009 A, GO Bonds(c)	0.00%	08/01/2032	9,370	7,528,514
Woodland (City of), CA Community Facilities District 1; Series 2019, RB	5.00%	09/01/2048	1,745	1,923,985
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(b)(c)	0.00%	08/01/2022	2,655	2,626,857
				951,058,552
Guam–4.21%
Guam (Territory of); Series 2011 A, RB	5.25%	01/01/2036		3,000	3,059,040
Guam (Territory of) (Section 30); Series 2016 A, Ref. RB	5.00%	12/01/2031		4,000	4,262,200
Guam (Territory of) International Airport Authority; Series 2013 C, RB(j)	6.37%	10/01/2043		3,000	3,074,910
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2026		2,500	2,694,500
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2027		1,500	1,614,810
Series 2012 A, Ref. RB (INS - AGM)(b)	5.00%	10/01/2030		4,000	4,286,160
Guam (Territory of) Waterworks Authority;
Series 2014 A, Ref. RB	5.00%	07/01/2035		1,800	1,896,822
Series 2020 A, RB	5.00%	01/01/2050		1,540	1,705,858
Port Authority of Guam; Series 2018 A, RB	5.00%	07/01/2048		3,675	3,925,451
					26,519,751
Puerto Rico–2.01%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039		1,860	1,869,672
Series 2005 A, RB(c)	0.00%	05/15/2050		4,325	636,640
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2030		1,150	1,149,207
Series 2007 VV, Ref. RB (INS - NATL)(b)	5.25%	07/01/2033		2,000	1,974,980
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(c)	0.00%	07/01/2029		1,280	927,475
Series 2018 A-1, RB(c)	0.00%	07/01/2031		1,500	987,345
Series 2018 A-1, RB(c)	0.00%	07/01/2046		10,000	2,596,300
Series 2018 A-1, RB(c)	0.00%	07/01/2051		13,280	2,519,216
					12,660,835
Virgin Islands–1.20%
Virgin Islands (Government of) Port Authority; Series 2014 B, Ref. RB	5.00%	09/01/2044		1,720	1,626,329
Virgin Islands (Government of) Public Finance Authority; Series 2015, RB(g)	5.00%	09/01/2030		2,000	2,261,100
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virgin Islands–(continued)
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo); Series 2009 A, RB	6.63%	10/01/2029	$ 2,280	$ 1,995,570
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	1,665	1,572,875
Series 2010 A, RB	5.00%	10/01/2029	85	79,376
				7,535,250
TOTAL INVESTMENTS IN SECURITIES(k)–158.46% (Cost $925,178,074)					997,774,388
FLOATING RATE NOTE OBLIGATIONS–(25.70)%
Notes with interest and fee rates ranging from 0.64% to 1.01% at 05/31/2020 and contractual maturities of collateral ranging from 07/01/2029 to 04/01/2056(l)					(161,835,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(33.07)%					(208,248,158)
OTHER ASSETS LESS LIABILITIES–0.31%					1,983,589
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%					$629,674,819
Investment Abbreviations:
ABAG	– Association of Bay Area Governments
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
COP	– Certificates of Participation
Ctfs.	– Certificates
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
NCCD	– National Campus and Community Development
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Zero coupon bond issued at a discount.
(d)	Underlying security related to TOB Trusts entered into by the Trust.
(e)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2020.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $43,373,524, which represented 6.89% of the Trust’s Net Assets.
(h)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(i)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j)	Security subject to the alternative minimum tax.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(l)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Trust’s investments with a value of $260,309,031 are held by TOB Trusts and serve as collateral for the $161,835,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2020, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco California Value Municipal Income Trust